Significant Accounting Policies - Summary of Revenue from Significant Charterers for 10% or More of Revenue (Details) - Revenues [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Concentration risk, percentage	52.00%	28.00%	58.00%
Charterer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	7.00%
Charterer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	21.00%
Charterer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%
Charterer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			36.00%
Charterer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			22.00%